Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 4,374	$ 4,363
Deferred compensation and employee benefits	4,045	4,589
Accrued expenses	1,022	1,460
PCI loans	1,762	1,816
Net unrealized losses on investment securities	707	0
Net operating loss and tax credit carry forwards	391	528
Other	1,307	1,448
Total deferred tax assets	13,608	14,204
Deferred tax assets valuation allowance	(280)	(358)
Deferred tax liabilities
Mortgage servicing rights	(5,292)	(5,399)
Leasing	(4,522)	(3,866)
Mark to market, net	(5,511)	(5,471)
Intangible assets	(1,001)	(1,233)
Net unrealized gains on investment securities	0	(1,008)
Insurance reserves	(1,588)	(2,071)
Other	(2,465)	(2,063)
Total deferred tax liabilities	(20,379)	(21,111)
Net deferred tax liability	(7,051)	(7,265)
Other comprehensive income, tax effect	1,996	1,774	$ (1,300)
Deferred tax assets valuation allowance	280	$ 358
Net operating loss related to deferred tax assets	$ 391
Expiration date of tax credit carryforwards	Dec. 31, 2036
Undistributed foreign earnings	$ 2,400
Income tax liability related to undistributed foreign earnings	$ 653